UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [X ]; Amendment Number
This Amendment (Check only one.): [X ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		April 27, 2010


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$ 711,650,000

















List of Other Included Managers:			None
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      FORM 13F INFORMATION TABLE



               Column 1                 Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                                 VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
            NAME OF ISSUER            TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common        018522300      20,068  599,400sh         sole                590,024
AMERIS BANCORP                        Common        03076K108      11,8031,307,054sh         sole              1,268,811
AMETEK INC                            Common        031100100      23,145  558,248sh         sole                551,003
ASTORIA FINANCIAL CORP                Common        046265104      25,5041,758,909sh         sole              1,737,008
CAMBRIDGE BANCORP                     Common         132152109        773   25,782sh         sole                 25,782
COLONY BANKCORP INC.                  Common        19623P101       2,616  448,007sh         sole                429,236
COMMUNITY CAPITAL CORP.               Common        20363C102          61   20,954sh         sole                 20,954
COMMUNITY FINANCIAL CORPORATION       Common        20365L100         100   23,936sh         sole                 23,936
DANVERS BANCORP INC.                  Common         236442109        277   20,000sh         sole                 20,000
FPL GROUP INC.                        Common         302571104     21,969  454,560sh         sole                448,747
GENERAL DYNAMICS CORP.                Common         369550108     25,178  326,143sh         sole                320,761
H.J. HEINZ COMPANY                    Common         423074103     21,745  476,751sh         sole                468,123
INDEPENDENT BANK CORP/MS              Common         453836108      1,798   72,916sh         sole                 63,571
INTERNATIONAL BANCSHARES CORP         Common         459044103     25,9831,129,194sh         sole              1,117,422
JM SMUCKER CO/THE                     Common        US8326964      24,401  404,931sh         sole                398,357
KRAFT FOODS INC - CLASS A             Common        012866399         293    9,691sh         sole                  9,691
MAC-GRAY CORP                         Common         554153106     14,7551,306,921sh         sole              1,267,885
MARATHON OIL CORP                     Common         565849106     21,869  691,176sh         sole                678,247
NEW ENGLAND BANCSHARES, INC.          Common         643863202        114   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.                 Common         666762109        467   27,317sh         sole                 27,317
PEOPLES BANCORP INC                   Common         709789101      6,771  410,850sh         sole                404,350
PRAXAIR INC.                          Common        74005P104      25,024  301,498sh         sole                296,747
QUEST DIAGNOSTICS                     Common        US74834L1      19,081  327,348sh         sole                322,628
SOUND FINANCIAL INC                   Common        83607Y108          90   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.                Common         844767103     13,6651,652,336sh         sole              1,622,777
THE CHUBB CORPORATION                 Common         171232101     25,033  482,792sh         sole                475,514
TORO CO                               Common         891092108     23,447  476,847sh         sole                465,023
UNITEDHEALTH GROUP INC                Common        91324P102      21,356  653,692sh         sole                644,077
UNIVEST CORP OF PENNSYLVANIA          Common        US9152711      21,2771,138,397sh         sole              1,119,397
VERIZON COMMUNICATIONS                Common        92343V104      21,563  695,124sh         sole                686,116
WEBSTER FINANCIAL CORP - CT           Common         947890109     24,0191,373,299sh         sole              1,356,887
WELLPOINT INC (NEW)                   Common        94973V107      26,836  416,834sh         sole                406,004
WESCO INTERNATIONAL INC               Common        95082P105      20,528  591,415sh         sole                576,836
ISHARES MSCI EAFE INDEX FUND          Exchange Fund  464287465      2,676   47,800sh         sole                      0
ISHARES MSCI EAFE SMALL CAP           Exchange Fund  464288273      1,967   52,600sh         sole                 52,600
SPDR S&P INTL SMALL CAP               Exchange Fund 78463X871       2,006   75,000sh         sole                 75,000
144A KRBL LIMITED DERIVATIVE          Derivative    46632N702       3,2466,123,000sh         sole              6,123,000
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   US46627U737      1,998  102,900sh         sole                102,900
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative    46627U125       2,410  637,400sh         sole                637,400
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative    46632N124       2,506  631,600sh         sole                631,600
144A USHA MARTIN LTD                  Derivative    46632N140       2,7091,196,900sh         sole              1,196,900
AUTOLIV INC.                          ADR           052800109      62,0321,203,804sh         sole                983,070
BHP BILLITON LTD - SPON ADR (AU)      Spon ADR      088606108      12,928  160,959sh         sole                148,003
BHP BILLITON PLC - ADR (UK)           ADR           05545E209      30,857  450,928sh         sole                295,628
CHINA GERUI ADVANCED MATERIA          ADR           VGG211011       1,791  235,000sh         sole                235,000
INFOSYS TECHNOLOGIES-SP ADR           Spon ADR       456788108     15,486  263,318sh         sole                218,600
METHANEX CORPORATION (US SHARES)      ADR           59151K108         391   16,100sh         sole                  9,450
NOVARTIS AG-ADR                       ADR           US66987V1          81    1,500sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR        GDR            796050888     16,298   45,087sh         sole                 16,407
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR            796050201        119      500sh         sole                    500
SK TELECOM CO LTD ADR                 ADR           78440P108       6,968  403,712sh         sole                 73,935
STATE BANK OF INDIA - SPON GDR        Spon GDR      US8655220      53,391  576,696sh         sole                481,906
TAIWAN SEMICONDUCTOR - SP ADR         Spon ADR       874039100        181   17,239sh         sole                 17,239

















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